UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type

1.   Name and address of issuer:

                         Scudder Investment Trust
                         Two International Place
                         Boston, MA  02110-4103

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                         Scudder Classic Growth Fund


3.   Investment Company Act File Number: 811-43



                         Securities Act File Number: 2-13628



4(a). Last day of fiscal year for which this Form is filed   August 31, 1997


      Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)




4(c).  Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant of
           section 24(F):                                           $ 71,000,953

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:                   $ 25,758,843

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October
           11, 1995 that were not previously used
           to reduce registration fees payable to
           the  commission:                             $ 0

     (iv)  Total available redemption credits
           [add items 5(ii) and 5(iii):                            -$ 25,758,843

     (v)   Net sales - if item 5(i) is greater than
           item 5(iv) [subtract item 5(iv) from item
           5(i)]:                                                   $ 45,242,110

     (vi)  Redemption credits available for use in      $(0)
           future years - if item 5(i) is less than
           item 5(iv) [subtract item 5(iv) for item
           5(I)]:

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                                 x 1/3300

     (viii) Registration fee due [multiply item 5(v by item 5(vii)] (enter "0" if no fee is
            due):                                                   =$ 13,709.73

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction D):               +$


8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                       =$  13,709.73


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    Method of Delivery:

                                               Wire Transfer
                                          X    Mail or other means


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                         SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

            /s/Thomas F. McDonough
            ----------------------
               Thomas F. McDonough
               Vice President, Secretary & Assistant Treasurer


Date   October 29, 1997


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